Discontinuing Operations (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Interest expense		$ 1,063		$ 2,173	$ 2,211	$ 1,801
Convertible Note and Advance from NDX [Member]
Interest expense		$ 657		$ 1,400	$ 1,500	$ 389